Unaudited Condensed Consolidated Interim Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Total	Share capital	Share capital Legacy	Treasury shares	Treasury shares Legacy	Share premium	Reserve for share-based payment	Cumulative translation adjustment	Actuarial loss on post-employment benefit obligations	Accumulated losses
Beginning Balance (in shares) at Dec. 31, 2022			3,894,722		(114,323)
Beginning balance at Dec. 31, 2022	SFr (97,991)		SFr 39		SFr (1)	SFr 10,742	SFr 2,771	SFr (300)	SFr (264)	SFr (110,978)
Loss for the period	(58,892)									(58,892)
Other comprehensive profit/(loss):
Actuarial gain (loss) on post-employment benefit obligations	(275)								(275)
Foreign currency translation differences	(3,291)							(3,291)
Total comprehensive loss for the period	(62,458)							(3,291)	(275)	(58,892)
Share-based compensation expense	1,365						1,365
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares ( in shares)		3,780,399	(3,894,722)		114,323
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares		SFr 38	SFr (39)		SFr 1
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares ( in shares)		16,496,603
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares	124,802	SFr 165				124,637
Issuance of ordinary shares to PIPE investors ( in shares)		7,118,891
Issuance of ordinary shares to PIPE investors	67,054	SFr 71				66,983
Issuance of ordinary shares under CLA ( in shares)		1,967,000
Issuance of ordinary shares under CLA	18,368	SFr 20				18,348
Issuance of ordinary shares to EBAC shareholders ( in shares)		3,370,480
Issuance of ordinary shares to EBAC shareholders	35,525	SFr 33				35,492
Transaction costs related to the business combination	(4,821)					(4,821)
Proceeds from sale of shares in public offering ( in shares)		3,654,234
Proceeds from sale of shares in public offering	38,179	SFr 36				38,143
Transaction costs related to the public offering	(3,361)					(3,361)
Issuance of shares in connection with warrant exercises ( in shares)		47,825
Issuance of shares in connection with warrant exercises	534	SFr 1				533
Ending Balance ( in shares) at Jun. 30, 2023		36,435,432
Ending balance at Jun. 30, 2023	117,196	SFr 364				286,696	4,136	(3,591)	(539)	(169,870)
Beginning Balance (in shares) at Dec. 31, 2023		36,649,705
Beginning balance at Dec. 31, 2023	93,728	SFr 366				288,162	6,379	(327)	(1,072)	(199,780)
Loss for the period	(36,932)									(36,932)
Other comprehensive profit/(loss):
Actuarial gain (loss) on post-employment benefit obligations	(375)								(375)
Foreign currency translation differences	30							30
Total comprehensive loss for the period	(37,277)							30	(375)	(36,932)
Share-based compensation expense	4,440						4,440
Issuance of ordinary shares related to Registered Direct Offering (in shares)		5,000,000
Issuance of ordinary shares related to Registered Direct Offering	53,541	SFr 50				53,491
Transaction costs related to Registered Direct Offering	(1,868)					(1,868)
Issuance of shares to be held as treasury shares (in shares)		1,000,000		(1,000,000)
Issuance of shares to be held as treasury shares		SFr 10		SFr (10)
Stock option exercised ( in shares)		95,590
Stock option exercised	262	SFr 1				261
Ending Balance ( in shares) at Jun. 30, 2024		42,745,295		(1,000,000)
Ending balance at Jun. 30, 2024	SFr 112,826	SFr 427		SFr (10)		SFr 340,046	SFr 10,819	SFr (297)	SFr (1,447)	SFr (236,712)